Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
LNG revenues	$ 2,635	$ 539	$ 0
LNG revenues—affiliate	1,389	294	0
Regasification revenues	260	259	259
Other revenues	20	4	7
Other revenues—affiliate	0	4	4
Total revenues	4,304	1,100	270
Operating costs and expenses
Cost (cost recovery) of sales (excluding depreciation and amortization expense shown separately below)	2,320	410	(31)
Cost of sales—affiliate	0	2	0
Operating and maintenance expense	292	127	62
Operating and maintenance expense—affiliate	100	52	29
Development expense	3	0	3
Development expense—affiliate	0	0	1
General and administrative expense	12	13	15
General and administrative expense—affiliate	80	90	122
Depreciation and amortization expense	339	156	66
Other	2	0	0
Total operating costs and expenses	3,148	850	267
Income (loss) from operations	1,156	250	3
Other income (expense)
Interest expense, net of capitalized interest	(614)	(357)	(185)
Loss on early extinguishment of debt	(67)	(72)	(96)
Derivative gain (loss), net	4	6	(42)
Other income	11	2	1
Total other income (expense)	(666)	(421)	(322)
Net income (loss)	$ 490	$ (171)	$ (319)
Basic and diluted net loss per common unit	$ (1.32)	$ (0.20)	$ (0.43)
Weighted average number of common units outstanding used for basic and diluted net loss per common unit calculation	178.5	57.1	57.1